Stock-based Employee Incentive Plans - Share Based Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 28, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 280	$ 234	$ 222
Shares issued employee stock purchase plan (in shares)	2,000,000
Average purchase price of shares purchased (in dollars per share)	$ 61.40
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period	3 years
Accelerated compensation cost	$ 14
Expiration period	10 years
Employee Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 70	65	79
Compensation not yet recognized, options	$ 58
Compensation not yet recognized, period for recognition	1 year 2 months 12 days
Expected to vest (in shares)	11,000,000
Restricted Stock Units and Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 210	169	143
Compensation not yet recognized, other than options	$ 491
Compensation not yet recognized, period for recognition	2 years 4 days
Vested in period, fair value	$ 262	$ 175	$ 218
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period	4 years
Expiration period	7 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Accelerated compensation cost	$ 27
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares authorized	30,000,000
Number of shares available for grant	9,000,000
Purchase price of common stock percent	90.00%			85.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period	5 years
CVS Health 2017 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares authorized	32,000,000
Number of shares available for grant	26,000,000
Aetna Inc 2010 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares authorized					32,000,000
Number of shares available for grant	32,000,000
Capital shares reserved for future issuance					22,000,000